UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                              FORM 13F Cover Page

        Report for the Calendar Year or Quarter Ended December 31, 2009

Check here if Amendment:         |_|; Amendment Number: ____

This Amendment (Check only one): |_| is a restatement
                                 |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:       Jasinkiewicz Capital Management, LLC

Address:    51 JFK Parkway
            Suite 307
            Short Hills, New Jersey 07078

13F File Number: 028-

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:       Paul Jasinkiewicz
Title:      Managing Member
Phone:      973-671-0663

Signature, Place and Date of Signing:


/s/ Paul Jasinkiewicz            New York, New York           February 9, 2010
-----------------------     --------------------------    ----------------------
     [Signature]                   [City, State]                   [Date]

Report Type: (Check only one):

[_] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[X] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

No.   Form 13F File Number     Name

1.    028-10684                Millennium Management LLC

                             Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:       0

Form 13F Information Table Entry Total:  47

Form 13F Information Table Value Total:  $4,355
                                       (thousands)

List of Other Included Managers: NONE

                                                     FORM 13F INFORMATION TABLE
                                                Jasinkiewicz Capital Management, LLC
                                                         December 31, 2009
COLUMN 1                       COLUMN 2   COLUMN 3  COLUMN 4        COLUMN 5      COLUMN 6   COL 7          COLUMN 8

                               TITLE OF              VALUE     SHS OR  SH/ PUT/  INVESTMENT  OTHER     VOTING AUTHORITY
NAME OF ISSUER                   CLASS    CUSIP     (x$1000)   PRN AMT PRN CALL  DISCRETION  MGRS   SOLE    SHARED    NONE
--------------                ----------  ------    --------   ------- --- ----  ----------  ----   -----   ------    ----
ALLEGHENY ENERGY INC          COM         017361106    82       3,497  SH          Sole      NONE    3,497
APACHE CORP                   COM         037411105   227       2,197  SH          Sole      NONE    2,197
ATLAS ENERGY INC              COM         049298102    19         621  SH          Sole      NONE      621
BAKER HUGHES INC              COM         057224107    71       1,751  SH          Sole      NONE    1,751
BARRETT BILL CORP             COM         06846N104    10         323  SH          Sole      NONE      323
BRONCO DRILLING CO INC        COM         112211107     5         917  SH          Sole      NONE      917
CABOT OIL & GAS CORP          COM         127097103   191       4,385  SH          Sole      NONE    4,385
CAMERON INTERNATIONAL CORP    COM         13342B105    14         323  SH          Sole      NONE      323
CARBO CERAMICS INC            COM         140781105   140       2,051  SH          Sole      NONE    2,051
COMPLETE PRODUCTION SERVICES  COM         20453E109   166      12,759  SH          Sole      NONE   12,759
CORE LABORATORIES N V         COM         N22717107    57         485  SH          Sole      NONE      485
DENBURY RES INC               COM NEW     247916208    24       1,620  SH          Sole      NONE    1,620
DEVON ENERGY CORP NEW         COM         25179M103   269       3,658  SH          Sole      NONE    3,658
DHT MARITIME INC              COM         Y2065G105    19       5,202  SH          Sole      NONE    5,202
DUKE ENERGY CORP NEW          COM         26441C105    14         809  SH          Sole      NONE      809
DYNEGY INC DEL                CL A        26817G102    24      13,195  SH          Sole      NONE   13,195
EAGLE BULK SHIPPING INC       COM         Y2187A101     9       1,805  SH          Sole      NONE    1,805
EXXON MOBIL CORP              COM         30231G102   242       3,554  SH          Sole      NONE    3,554
FREIGHTCAR AMER INC           COM         357023100   131       6,615  SH          Sole      NONE    6,615
FRONTIER OIL CORP             COM         35914P105   253      20,998  SH          Sole      NONE   20,998
GENCO SHIPPING & TRADING LTD  SHS         Y2685T107    19         827  SH          Sole      NONE      827
HALLIBURTON CO                COM         406216101   215       7,151  SH          Sole      NONE    7,151
HELMERICH & PAYNE INC         COM         423452101   379       9,508  SH          Sole      NONE    9,508
HERCULES OFFSHORE INC         COM         427093109    11       2,208  SH          Sole      NONE    2,208
JAMES RIVER COAL CO           COM NEW     470355207    36       1,948  SH          Sole      NONE    1,948
MURPHY OIL CORP               COM         626717102   190       3,512  SH          Sole      NONE    3,512
NABORS INDUSTRIES LTD         SHS         G6359F103    57       2,585  SH          Sole      NONE    2,585
NOBLE CORPORATION BAAR        NAMEN -AKT  H5833N103   115       2,826  SH          Sole      NONE    2,826
NOBLE ENERGY INC              COM         655044105   150       2,102  SH          Sole      NONE    2,102
NORDIC AMERICAN TANKER SHIPP  COM         G65773106    48       1,616  SH          Sole      NONE    1,616
NORTHERN OIL & GAS INC NEV    COM         665531109    94       7,942  SH          Sole      NONE    7,942
OCCIDENTAL PETE CORP DEL      COM         674599105   178       2,184  SH          Sole      NONE    2,184
PATTERSON UTI ENERGY INC      COM         703481101    37       2,394  SH          Sole      NONE    2,394
PEABODY ENERGY CORP           COM         704549104   107       2,359  SH          Sole      NONE    2,359
PETROHAWK ENERGY CORP         COM         716495106    79       3,284  SH          Sole      NONE    3,284
PRIDE INTL INC DEL            COM         74153Q102    26         808  SH          Sole      NONE      808
SCHLUMBERGER LTD              COM         806857108    63         969  SH          Sole      NONE      969
SHIP FINANCE INTERNATIONAL L  SHS         G81075106    22       1,597  SH          Sole      NONE    1,597
SOUTHERN CO                   COM         842587107    43       1,294  SH          Sole      NONE    1,294
ST MARY LD & EXPL CO          COM         792228108   111       3,239  SH          Sole      NONE    3,239
STONE ENERGY CORP             COM         861642106    73       4,059  SH          Sole      NONE    4,059
SUNCOR ENERGY INC NEW         COM         867224107    74       2,101  SH          Sole      NONE    2,101
SUNOCO INC                    COM         86764P109    76       2,917  SH          Sole      NONE    2,917
SUPERIOR WELL SVCS INC        COM         86837X105     5         363  SH          Sole      NONE      363
TESCO CORP                    COM         88157K101    33       2,583  SH          Sole      NONE    2,583
TETRA TECHNOLOGIES INC DEL    COM         88162F105    23       2,100  SH          Sole      NONE    2,100
ULTRA PETROLEUM CORP          COM         903914109   124       2,496  SH          Sole      NONE    2,496

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